The Company	12 Months Ended
Dec. 31, 2018
Text block [abstract]
The Company
1	The Company

InterXion Holding N.V. (the “Company”) is domiciled in The Netherlands. The Company’s registered office is at Scorpius 30, 2132 LR Hoofddorp, The Netherlands. The consolidated financial statements of the Company for the year ended December 31, 2018 comprise the Company and its subsidiaries (together referred to as the “Group”). The Group is a leading pan-European operator of carrier-neutral Internet data centers.